Common and preferred shares and other equity instruments - Schedule of Capital, Leverage and TLAC Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Basel III captial disclosure [line items]
CET1 capital	$ 40,327	$ 37,005
Tier 1 capital	45,270	41,946
Total capital	52,119	48,263
Total RWA	$ 326,120	$ 315,634
CET1 ratio	12.40%	11.70%
Tier 1 capital ratio	13.90%	13.30%
Total capital ratio	16.00%	15.30%
Leverage ratio exposure	$ 1,079,103	$ 961,791
Leverage ratio	4.20%	4.40%
TLAC available	$ 100,176	$ 95,136
TLAC ratio	30.70%	30.10%
TLAC leverage ratio	9.30%	9.90%